Loans Receivable (excluding Covered Loans) - Loans Receivable by Geographic Location (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,990,545	$ 7,866,336
Ratio of loans by geographic location to total loans	100.00%
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,823,841
Ratio of loans by geographic location to total loans	48.50%
Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,475,142
Ratio of loans by geographic location to total loans	18.50%
Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	887,379
Ratio of loans by geographic location to total loans	4.80%
Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	546,905
Ratio of loans by geographic location to total loans	4.10%
Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	397,720
Ratio of loans by geographic location to total loans	6.80%
New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	334,915
Ratio of loans by geographic location to total loans	3.10%
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	246,358
Ratio of loans by geographic location to total loans	11.00%
Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	169,565
Ratio of loans by geographic location to total loans	2.00%
Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	108,720
Ratio of loans by geographic location to total loans	1.20%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,373,950	5,779,264
Ratio of loans by geographic location to total loans	67.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single-family residential | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,576,400
Ratio of loans by geographic location to total loans	32.90%
Percentage of loans by geographic area as a percentage of loan type	48.00%
Single-family residential | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	806,160
Ratio of loans by geographic location to total loans	10.10%
Percentage of loans by geographic area as a percentage of loan type	15.00%
Single-family residential | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	579,291
Ratio of loans by geographic location to total loans	4.10%
Percentage of loans by geographic area as a percentage of loan type	6.10%
Single-family residential | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	435,250
Ratio of loans by geographic location to total loans	2.20%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Single-family residential | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	329,299
Ratio of loans by geographic location to total loans	5.40%
Percentage of loans by geographic area as a percentage of loan type	8.10%
Single-family residential | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	176,915
Ratio of loans by geographic location to total loans	2.90%
Percentage of loans by geographic area as a percentage of loan type	4.30%
Single-family residential | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	233,725
Ratio of loans by geographic location to total loans	7.20%
Percentage of loans by geographic area as a percentage of loan type	10.80%
Single-family residential | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	137,628
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	2.60%
Single-family residential | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	99,282
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	1.80%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	835,598	710,741
Ratio of loans by geographic location to total loans	10.40%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi-family | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	285,314
Ratio of loans by geographic location to total loans	3.60%
Percentage of loans by geographic area as a percentage of loan type	34.10%
Multi-family | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	284,959
Ratio of loans by geographic location to total loans	3.60%
Percentage of loans by geographic area as a percentage of loan type	34.10%
Multi-family | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	123,181
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	3.20%
Multi-family | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	55,930
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	4.80%
Multi-family | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	27,029
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Multi-family | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	40,236
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%
Multi-family | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,110
Ratio of loans by geographic location to total loans	1.50%
Percentage of loans by geographic area as a percentage of loan type	14.70%
Multi-family | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	13,809
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Multi-family | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,030
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	81,660	128,379
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - acquisition & development | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	39,355
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	48.20%
Land - acquisition & development | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,614
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.10%
Land - acquisition & development | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,801
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Land - acquisition & development | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,491
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	11.10%
Land - acquisition & development | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,685
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	11.60%
Land - acquisition & development | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,099
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - acquisition & development | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	15.70%
Land - acquisition & development | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,615
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.00%
Land - acquisition & development | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	124,984	141,844
Ratio of loans by geographic location to total loans	1.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - consumer lot loans | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	65,131
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	52.00%
Land - consumer lot loans | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	24,185
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	19.40%
Land - consumer lot loans | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,991
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.30%
Land - consumer lot loans | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,489
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.90%
Land - consumer lot loans | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,602
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.20%
Land - consumer lot loans | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,628
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - consumer lot loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.60%
Land - consumer lot loans | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	948
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.80%
Land - consumer lot loans | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,010
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.80%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	302,722	211,690
Ratio of loans by geographic location to total loans	3.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction - custom | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	177,062
Ratio of loans by geographic location to total loans	2.20%
Percentage of loans by geographic area as a percentage of loan type	58.50%
Construction - custom | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	44,075
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	14.60%
Construction - custom | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	30,536
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.60%
Construction - custom | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	26,433
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Construction - custom | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,917
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	8.70%
Construction - custom | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,118
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction - custom | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	10.10%
Construction - custom | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,411
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.10%
Construction - custom | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,170
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	130,778	131,526
Ratio of loans by geographic location to total loans	1.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction - speculative | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	66,543
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	50.80%
Construction - speculative | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	27,620
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	21.10%
Construction - speculative | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,098
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.50%
Construction - speculative | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,955
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.90%
Construction - speculative | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,818
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.60%
Construction - speculative | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,016
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction - speculative | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Construction - speculative | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	728
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Construction - speculative | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	625,293	406,364
Ratio of loans by geographic location to total loans	7.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial real estate | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	286,676
Ratio of loans by geographic location to total loans	3.60%
Percentage of loans by geographic area as a percentage of loan type	45.90%
Commercial real estate | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	158,062
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	25.30%
Commercial real estate | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	95,834
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial real estate | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	10.70%
Commercial real estate | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,417
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial real estate | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	66,662
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.70%
Commercial real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,516
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	15.30%
Commercial real estate | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,131
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.60%
Commercial real estate | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,995
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	326,450	166,115
Ratio of loans by geographic location to total loans	4.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial & industrial | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	210,665
Ratio of loans by geographic location to total loans	2.60%
Percentage of loans by geographic area as a percentage of loan type	64.50%
Commercial & industrial | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	98,541
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	30.20%
Commercial & industrial | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,736
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Commercial & industrial | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	636
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.20%
Commercial & industrial | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	192
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial & industrial | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,278
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.60%
Commercial & industrial | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,118
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.80%
Commercial & industrial | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,253
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Commercial & industrial | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	31
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	55,479	63,471
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	45,313
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	81.70%
Consumer | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,646
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	13.80%
Consumer | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	180
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	45
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.50%
Consumer | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	13
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Consumer | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,367
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.50%
Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	848
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%
Consumer | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	42
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Consumer | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	25
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	133,631	126,942
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
HELOC | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	71,382
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	53.40%
HELOC | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	17,280
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	12.90%
HELOC | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,731
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.60%
HELOC | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,676
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	10.20%
HELOC | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,748
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.00%
HELOC | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	13,596
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	41
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	14.80%
HELOC | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 177
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%